UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4791

                  AllianceBernstein Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.       SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.4%

          Long-Term Municipal Bonds-98.4%
          Arizona-1.2%
NR        Estrella Mtn Ranch CFD
          (Desert Village) Ser 02
          7.375%, 7/01/27                                $ 2,911   $   2,957,023
NR        Sundance CFD
          Ser 02
          7.75%, 7/01/22                                   1,000       1,007,510
NR        Vistancia CFD
          Ser 02
          6.75%, 7/15/22                                   2,000       2,029,320
                                                                   -------------
                                                                       5,993,853
                                                                   -------------
          California-7.4%
AAA       California Dept Wtr Rev
          FSA Ser 03
          9.33%, 5/01/11 (a)                               2,650       3,222,559
BBB+      California Dept Wtr Rev
          Ser 02A
          5.375%, 5/01/22                                  2,000       2,084,060
AAA       California GO
          AMBAC Ser 02B
          5.00%, 4/01/27                                   2,650       2,653,154
BBB       California GO
          Ser 02
          5.25%, 2/01/30                                   1,800       1,814,400
          5.25%, 4/01/30                                     825         831,666
BBB       California GO
          Ser 03
          5.00%, 2/01/33                                   2,400       2,332,536
          5.25%, 2/01/24                                   2,000       2,053,340
BBB       California GO
          Ser 04
          5.00%, 2/01/33                                   3,650       3,547,398
          5.125%, 2/01/28                                  1,500       1,492,890
BBB       California PCR
          (So Calif) Ser 86A
          2.00%, 2/28/08                                   7,500       7,395,600
A-        Chula Vista IDR
          (San Diego Gas) Ser 96A
          5.30%, 7/01/21                                   4,000       4,078,400

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Manteca Uni Sch Dist
          MBIA Ser 01
          Zero coupon, 9/01/31 (b)                        11,910       2,539,569
AAA       San Jose MFHR
          (Almaden Apts) Ser 01G AMT
          5.35%, 7/15/34                                   1,610       1,646,225
                                                                   -------------
                                                                      35,691,797
                                                                   -------------
          Colorado-1.4%
AA+       Colorado HFA SFMR
          (Mtg Rev) Ser 99A-2 AMT
          6.45%, 4/01/30                                   1,290       1,340,465
BBB       Colorado Hlth Fac Hosp Rev
          (Vail Valley) Ser 01
          5.80%, 1/15/27                                   1,800       1,836,972
NR        Denver City & Cnty Arpt Auth
          (United Airlines) Ser 92A AMT
          6.875%, 10/01/32 (c)                             5,075       3,737,078
                                                                   -------------
                                                                       6,914,515
                                                                   -------------
          Connecticut-5.4%
BBB       Connecticut Dev Auth PCR
          (Ct Light & Pwr Co Proj) Ser 93 AMT
          5.95%, 9/01/28                                  11,000      11,401,390
NR        Connecticut GO
          MBIA Ser 04-428
          8.641%, 12/01/11 (a)                             6,000       7,098,840
AAA       New Haven GO
          MBIA Ser 04-256
          8.85%, 5/01/15 (a)                               6,730       7,684,583
                                                                   -------------
                                                                      26,184,813
                                                                   -------------
          Florida-21.6%
NR        Beacon Tradeport CDD
          Ser 02B
          7.25%, 5/01/33                                   1,770       1,851,455
NR        Bonnet Creek CDD
          Ser 02
          7.25%, 5/01/18                                   2,000       2,089,740
Aaa       Brevard Cnty HFA SFMR
          (Mtg Rev) FHA Ser 94 AMT
          6.70%, 9/01/27 (d)                                 445         454,478
NR        Clay Cnty CDD
          (Crossings at Fleming Island) Ser 00C
          7.05%, 5/01/15                                   2,085       2,207,723
NR        Collier Cnty CFD
          (Fiddlers Creek) Ser 96
          7.50%, 5/01/18                                   1,140       1,201,708
BBB       Collier Cnty IDR
          (Southern St Util) Ser 96 AMT
          6.50%, 10/01/25                                  3,605       3,771,371

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Dade Cnty Arpt Rev
          (Miami Int'l) MBIA Ser 95B AMT
          6.00%, 10/01/24                                  4,730       4,984,332
NR        Gateway CDD
          (Sun City Center)
          5.50%, 5/01/10                                     925         936,757
AA-       Jacksonville Elec Auth
          Ser 02A
          5.50%, 10/01/41                                  3,750       3,946,725
AA        Jacksonville Hosp Rev
          (Mayo Clinic) Ser 01C
          5.50%, 11/15/36                                 10,000      10,232,700
NR        Lee Cnty CDD
          (Miromar Lakes) Ser 00A
          7.25%, 5/01/12                                   4,975       5,220,019
NR        Lee Cnty CDD
          (Stoneybrook) Ser 98
          5.70%, 5/01/08                                     130         131,600
NR        Lee Cnty CFD
          (Herons Glen) Ser 99
          6.00%, 5/01/29                                  10,310      10,403,409
Aaa       Lee Cnty HFA SFMR
          (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
          7.20%, 3/01/33 (d)                                 295         296,006
NR        Manatee Cnty CDD
          (Tara) Ser 00A
          7.15%, 5/01/31                                   1,915       2,013,259
NR        Manatee Cnty CDD
          (Tara) Ser 00B
          6.75%, 5/01/10                                   1,170       1,232,817
NR        Marshall Creek CDD
          Ser 02
          6.625%, 5/01/32                                  1,730       1,788,059
BB        Miami Beach Hosp Rev
          (Mt Sinai Med Center) Ser 01A
          6.80%, 11/15/31                                  3,500       3,577,175
AAA       Miami Dade Cnty HFA MFHR
          (Marbrisa Apts) FSA Ser 00-2A AMT
          6.15%, 8/01/38                                   4,200       4,469,472
AAA       Northern Palm Beach Cnty
          (ABACOA) Ser 96A
          7.20%, 8/01/16                                   8,000       8,951,920
          7.30%, 8/01/27                                   8,000       8,967,520
A3        Orange Cnty HFA MFHR
          (Seminole Pt Proj) Ser 99L AMT
          5.80%, 6/01/32 (d)                               6,855       7,052,493
NR        Orlando Assess Dist
          (Conroy Rd Proj) Ser 98A
          5.80%, 5/01/26                                   3,250       3,274,862
A         Pasco Cnty HFA MFHR
          (Pasco Woods Apts) Ser 99A AMT
          5.90%, 8/01/39                                   3,690       3,802,102

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
NR        Pier Park CDD
          Ser 02-1
          7.15%, 5/01/34                                   4,700       4,868,965
NR        Preserve at Wilderness Lake CDD
          Ser 02B
          6.20%, 11/01/08                                    405         411,731
Baa3      Volusia Cnty Ed Fac
          (Embry-Riddle Aero Univ) Ser 96A
          6.125%, 10/15/26 (d)                             4,135       4,242,717
NR        Westchester CDD
          Ser 03
          6.00%, 5/01/23                                   2,000       2,004,160
                                                                   -------------
                                                                     104,385,275
                                                                   -------------
          Illinois-2.5%
AAA       Chicago Arpt Rev
          (O'Hare Int'l Arpt) XLCA Ser 03B-1
          5.25%, 1/01/34                                   3,400       3,442,636
AAA       Chicago HFA SFMR
          (Mtg Rev) GNMA/FNMA/FHLMC Ser 00A AMT
          5.60%, 9/01/19                                     260         261,552
Aaa       Chicago HFA SFMR
          (Mtg Rev) GNMA/FNMA/FHLMC Ser 98A AMT
          6.45%, 9/01/29 (d)                                 915         938,680
Aaa       Chicago HFA SFMR
          (Mtg Rev) GNMA/FNMA/FHLMC Ser 98C-1 AMT
          6.30%, 9/01/29 (d)                                 725         752,383
Aaa       Chicago HFA SFMR
          (Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
          6.35%, 10/01/30 (d)                                765         793,527
Aaa       Chicago HFA SFMR
          (Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
          7.05%, 10/01/30 (d)                                360         368,633
NR        Chicago Spl Assess
          (Lake Shore East) Ser 03
          6.75%, 12/01/32                                  3,500       3,596,425
AAA       Met Pier & Expo Auth Special Tax Rev
          (McCormick Place) MBIA Ser 02A
          5.25%, 6/15/42                                   1,750       1,768,410
                                                                   -------------
                                                                      11,922,246
                                                                   -------------
          Indiana-0.2%
Aa3       Hendricks Cnty Bldg Facs Corp
          (First Mtg) Ser 04
          5.50%, 7/15/23 (d)                               1,165       1,239,816
                                                                   -------------
          Louisiana-1.1%
BBB       De Soto Parish PCR
          (Int'l Paper Co) Ser 02A
          5.00%, 10/01/12                                  4,000       4,157,240

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
Baa3      Louisiana Arpt Fac
          (Cargo ACQ Grp) Ser 02 AMT
          6.65%, 1/01/25 (d)                               1,190       1,238,017
                                                                   -------------
                                                                       5,395,257
                                                                   -------------
          Maine-0.5%
BBB       Jay PCR
          (Int'l Paper) Ser 99A AMT
          6.25%, 9/01/23                                   2,300       2,365,941
                                                                   -------------
          Maryland-2.4%
Aa2       Maryland CDA SFMR
          (Mtg Rev) Ser 00A AMT
          6.10%, 7/01/38 (d)                               6,285       6,545,325
NR        Maryland IDR
          (Med Waste Assoc) Ser 89 AMT
          8.75%, 11/15/10                                  1,225       1,066,007
A1        Tax Exempt Municipal Infrastructure
          Ser 04A
          3.80%, 5/01/08 (d)(e)                            4,035       4,054,408
                                                                   -------------
                                                                      11,665,740
                                                                   -------------
          Massachusetts-7.0%
AA        Massachusetts Dev Fin Agy Hlth Fac
          (Seven Hills) Asset Gty Ser 99
          5.15%, 9/01/28                                   6,035       5,944,716
AAA       Massachusetts GO
          Ser 02C
          5.25%, 11/01/30                                  1,780       1,969,018
AA-       Massachusetts GO
          Ser 02C Prerefunded
          5.25%, 11/01/30                                  3,220       3,561,932
A+        Massachusetts Port Auth
          Ser 99D AMT
          6.00%, 7/01/29                                   7,500       8,041,125
AAA       Massachusetts Port Auth Spec Fac
          (BosFuel Corp) MBIA Ser 97 AMT
          6.00%, 7/01/36                                  11,920      12,611,241
A3        New England Student Loan Rev
          Ser 93H AMT
          6.90%, 11/01/09 (d)                              1,500       1,684,890
                                                                   -------------
                                                                      33,812,922
                                                                   -------------
          Michigan-5.1%
BB-       Detroit Local Dev Fin Auth
          (DaimlerChrysler Assembly Plant) Ser 98A
          5.50%, 5/01/21                                     545         440,633
AAA       Michigan HDA MFHR
          (Rental Rev) AMBAC Ser 97A AMT
          6.10%, 10/01/33                                  1,000       1,035,890

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
A         Michigan Hosp Rev
          (Sparrow Med Center) Ser 01
          5.625%, 11/15/36                                 2,650       2,676,818
AA-       Michigan Hosp Rev
          (Trinity Health) Ser 00A
          6.00%, 12/01/27                                  4,515       4,797,233
A-        Michigan Strategic Fund PCR
          (Detroit Edison) Ser 01B AMT
          5.65%, 9/01/29                                     500         504,615
BB-       Midland Cnty PCR
          (CMS Energy) Ser 00A AMT
          6.875%, 7/23/09                                  8,000       8,294,400
A         Saginaw Hosp Rev
          (Covenant Med Ctr) Ser 00F
          6.50%, 7/01/30                                   6,375       6,828,581
                                                                   -------------
                                                                      24,578,170
                                                                   -------------
          Minnesota-0.8%
AAA       Minn-St Paul Met Arpt Rev
          FGIC Ser 00B AMT
          6.00%, 1/01/21                                   3,520       3,796,707
                                                                   -------------
          Mississippi-0.4%
BBB       Warren Cnty PCR
          (Int'l Paper) Ser 99A AMT
          6.25%, 9/01/23                                   1,800       1,851,606
                                                                   -------------
          Missouri-0.4%
Baa3      Kansas City Arpt Fac Rev
          (Cargo ACQ Grp) Ser 02
          6.25%, 1/01/30 (d)                               1,990       1,987,333
                                                                   -------------
          Nevada-1.6%
AA        Carson City Hosp Rev
          (Carson-Tahoe Hosp Proj) Radian Ser 03A
          5.125%, 9/01/29                                  2,700       2,602,125
NR        North Las Vegas CDD
          Ser 03
          6.40%, 12/01/22                                  1,000       1,019,440
AAA       Reno Special Tax Rev
          AMBAC Ser 02
          5.25%, 6/01/41                                   4,000       4,045,720
                                                                   -------------
                                                                       7,667,285
                                                                   -------------
          New Hampshire-0.9%
BBB+      New Hampshire Bus Fin Auth PCR
          (Public Service Co) Ser 93E AMT
          6.00%, 5/01/21                                   4,000       4,157,920
                                                                   -------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          New Jersey-1.2%
B         New Jersey Eco Dev Auth
          (Continental Airlines) Ser 00 AMT
          7.20%, 11/15/30                                  1,900       1,523,876
Aaa       New Jersey Ed Facs Auth
          AMBAC Ser 03
          9.33%, 9/01/21 (a)(d)                            4,000       4,502,400
                                                                   -------------
                                                                       6,026,276
                                                                   -------------
          New York-4.9%
Aa3       Grand Central
          Ser 04-394
          8.612%, 1/01/12 (a)(d)                           1,785       1,953,932
Aa2       New York City Mun Wtr Fin Auth
          Ser 04-401
          15.972%, 12/15/11 (a)(d)                         1,495       1,822,480
A         New York GO
          Ser 03
          5.50%, 8/01/21                                   5,000       5,298,100
          5.75%, 3/01/15                                   2,350       2,599,241
          5.75%, 3/01/17                                   1,900       2,075,826
A         New York GO
          Ser 04I
          5.00%, 8/01/21                                   1,000       1,013,340
A         New York GO
          Ser 97A Prerefunded
          6.25%, 8/01/17                                   5,750       6,312,465
NR        New York IDA
          (Lycee Francais) ACA Ser 02C
          6.80%, 6/01/28                                   2,500       2,549,825
                                                                   -------------
                                                                      23,625,209
                                                                   -------------
          Ohio-4.8%
NR        Cuyahoga Cnty Port Auth Rev
          Ser 01
          7.35%, 12/01/31                                  5,400       5,594,346
A         Franklin Cnty
          (OCLC Online Computer Libry Ctr) Ser 98
          5.20%, 10/01/20                                  1,200       1,252,236
Aaa       Ohio HFA SFMR
          (Mtg Rev) GNMA Ser 00A-1 AMT
          6.35%, 9/01/31 (d)                                 380         386,449
NR        Toledo Lucas Cnty Port Auth Rev
          (Crocker Park Proj) Ser 03
          5.375%, 12/01/35 (d)                             5,000       4,973,300
Baa2      Toledo Lucas Cnty Port Fac Rev
          (CSX Transp) Ser 92
          6.45%, 12/15/21 (d)                              9,730      10,859,361
                                                                   -------------
                                                                      23,065,692
                                                                   -------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          Oregon-0.8%
Aa2       Oregon Hsg Dev Agy SFMR
          (Mtg Rev) Ser 02B AMT
          5.45%, 7/01/32 (d)                               3,925       3,965,977
                                                                   -------------
          Pennsylvania-4.9%
A         Montgomery Cnty Hosp Rev
          (Abington Mem Hosp) Ser 02A
          5.125%, 6/01/32                                  2,000       1,946,380
NR        Pennsylvania HFA
          FSA Ser 03-1235
          6.159%, 6/01/08 (a)                                785         785,000
Aaa       Pennsylvania HFA
          Ser 04 - 1263 AMT
          3.886%, 6/01/07 (a)(d)                             855         855,000
Aaa       Pennsylvania HFA SFMR
          (Mtg Rev) Ser 03 AMT
          1.60%, 6/01/08 (a)(d)                            4,708       4,707,692
A         Pennsylvania Hgr Ed Hosp Rev
          (UPMC) Ser 01A
          6.00%, 1/15/31                                   3,845       4,020,716
Aaa       South Central Hosp Rev
          (Wellspan Hlth) MBIA Ser 01
          5.25%, 5/15/31 (d)(f)                            3,800       3,831,084
AAA       Washington Cnty
          Capital Funding AMBAC Ser 99
          6.15%, 12/01/29                                  6,480       7,400,549
                                                                   -------------
                                                                      23,546,421
                                                                   -------------
          Puerto Rico-0.6%
NR        Puerto Rico Commonwealth
          MBIA Ser 04-441
          18.758%, 1/01/09                                 2,125       3,038,495
                                                                   -------------
          Rhode Island-0.4%
BBB       Rhode Island Solid Waste Disp Rev
          (Waste Management, Inc. Proj) Ser 04A AMT
          2.75%, 4/01/16                                   2,000       1,988,720
                                                                   -------------
          South Carolina-0.1%
AAA       Richland Lexington Arpt Rev
          (Columbia Met Arpt) FSA Ser 04
          5.125%, 1/01/25                                    500         491,615
                                                                   -------------
          Texas-15.6%
BBB       Alliance Arpt Fac
          (Federal Express) Ser 96 AMT
          6.375%, 4/01/21                                 12,550      13,063,797
AAA       Corpus Christi Arpt Rev
          (Corpus Christi Int'l) FSA Ser 00B
          5.375%, 2/15/30                                  7,100       7,287,653

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Dallas Fort Worth Arpt Rev
          FGIC Ser 01 AMT
          5.50%, 11/01/35                                 20,000      20,453,400
AAA       Dallas Fort Worth Arpt Rev
          MBIA Ser 03M AMT
          5.25%, 11/01/25                                  5,000       5,050,650
AAA       Ector Cnty Sch Dist
          Ser 03
          5.25%, 8/15/27 (g)                               3,000       3,073,620
Baa3      Grapevine Arpt Rev
          (Cargo ACQ Grp) Ser 02 AMT
          6.50%, 1/01/24 (d)                               1,000       1,033,240
B-        Houston Arpt Fac
          (Continental Airlines) Ser 01E AMT
          7.00%, 7/01/29                                   3,750       2,990,737
B-        Houston Arpt Fac
          (Continental Airlines) Ser 97B AMT
          6.125%, 7/15/27                                  2,000       1,429,400
B-        Houston Arpt Fac
          (Continental Airlines) Ser 98C AMT
          5.70%, 7/15/29                                   4,000       2,645,000
Baa3      Houston Arpt Rev
          (Cargo ACQ Grp) Ser 02 AMT
          6.375%, 1/01/23 (d)                              3,000       3,055,410
BBB       Richardson Hosp Auth Rev
          (Richardson Regional) Ser 04
          5.875%, 12/01/24                                 2,310       2,330,398
          6.00%, 12/01/19                                  1,830       1,912,185
AA+       San Antonio GO
          Ser 02 Unrefunded
          5.00%, 2/01/22                                   3,060       3,119,333
AA+       San Antonio GO
          Ser 02 Prerefunded
          5.00%, 2/01/22                                      40          43,952
BBB-      Seguin Hgr Ed Rev
          (Texas Lutheran Univ Proj) Ser 04
          5.25%, 9/01/28                                   1,000         925,240
AAA       Texas Turnpike Auth
          AMBAC Ser 04 - 284
          11.922%, 8/15/39 (a)                             3,000       3,295,650
Baa1      Tyler Hosp Rev
          (Mother Francis Regl Hlth) Ser 01
          6.00%, 7/01/31                                   3,900       3,961,035
                                                                   -------------
                                                                      75,670,700
                                                                   -------------
          Virginia-1.4%
A2        Arlington IDA Hosp Rev
          (Arlington Hlth Sys) Ser 01
          5.25%, 7/01/31 (d)                               1,000       1,001,360
NR        Bell Creek CDD
          Ser 03A
          6.75%, 3/01/22                                   2,823       2,860,490

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
NR        Broad St CDD
          Ser 03
          7.50%, 6/01/33                                   3,000       2,969,850
                                                                   -------------
                                                                       6,831,700
                                                                   -------------
          Washington-1.6%
BBB       Washington
          Tobacco Settlement Bonds Ser 02
          6.625%, 6/01/32                                  9,000       7,960,860
                                                                   -------------
          Wisconsin-1.7%
BBB       Franklin SWR
          (Waste Management) Ser 03 AMT
          2.50%, 4/01/16                                   6,000       5,991,120
Baa3      Milwaukee Arpt Rev
          (Cargo ACQ Grp) Ser 02 AMT
          6.50%, 1/01/25 (d)                               2,345       2,398,091
                                                                   -------------
                                                                       8,389,211
                                                                   -------------
          U. S. Virgin Islands-0.5%
AAA       Virgin Islands Pub Fin Auth
          FSA Ser 03A-1233
          18.969%, 10/01/13 (a)                              255         374,404
AAA       Virgin Islands Pub Fin Auth
          FSA Ser 03B-1233
          18.969%, 10/01/14 (a)                              150         219,930
AAA       Virgin Islands Pub Fin Auth
          FSA Ser 03C-1233
          20.228%, 10/01/15 (a)                              210         322,997
AAA       Virgin Islands Pub Fin Auth
          FSA Ser 03D-1233
          20.228%, 10/01/16 (a)                              540         809,719
AAA       Virgin Islands Pub Fin Auth
          FSA Ser 03E-1233
          20.228%, 10/01/17 (a)                              330         485,123
                                                                   -------------
                                                                       2,212,173
                                                                   -------------
          Total Investments-98.4%
          (cost $461,129,017)                                        476,424,245
          Other assets less liabilities-1.6%                           7,752,154
                                                                   -------------
          Net Assets - 100%                                        $ 484,176,399
                                                                   -------------

INTEREST RATE SWAP TRANSACTIONS

                                                          Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
Goldman Sachs     $ 7,500,000   06/08/05          2.25%            BMA*             $ (30,475)
 J.P. Morgan        5,100,000   08/18/04          4.33%          85.10% of            183,075
                                                             1 Month LIBOR+
 J.P. Morgan        5,100,000   08/18/04          3.84%          85.10% of             19,548
                                                             1 Month LIBOR+
 J.P. Morgan       11,200,000   06/08/05         1.250%            BMA*                45,133
 J.P. Morgan        8,700,000   11/18/14         1.297%            BMA*                (3,330)
Merrill Lynch       6,735,000   01/29/05          1.25%            BMA*                 9,630
Merrill Lynch      28,700,000   02/03/06          BMA*          85.10% of             107,828
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                       Value at
              Number of   Expiration      Original      July 31,     Unrealized
    Type      Contracts     Month          Value         2004       Appreciation
--------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future      86       September     $9,500,573     $9,521,813    $ 21,240
                             2004

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)   Security is in default and is non-income producing.
(d)   Moody's or Fitch Rating.
(e) Security exempt from Registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2004, the market value of this security amounted to $4,054,408 representing 0.8% of net assets.
(f) Represents entire or partial position segregated as collateral for interest rate swap.
(g) Position with a market value of $131,853 has been segregated to collaterize margin requirements for open futures contracts.

      Glossary of Terms:

      ACA        American Capital Access Financial Guaranty Corporation
      AMBAC      American Municipal Bond Assurance Corporation
      AMT        Alternative Minimum Tax - ( subject to )
      CDA        Community Development Administration
      CDD        Community Development District
      CFD        Community Facilities District
      FGIC       Financial Guaranty Insurance Company
      FHA        Federal Housing Administration
      FHLMC      Federal Home Loan Mortgage Corporation
      FNMA       Federal National Mortgage Association
      FSA        Financial Security Assurance Inc.
      GNMA       Government National Mortgage Association
      GO         General Obligation
      HDA        Housing Development Authority
      HFA        Housing Finance Authority
      IDA        Industrial Development Authority
      IDR        Industrial Development Revenue
      MBIA       Municipal Bond Investors Assurance
      MFHR       Multi-Family Housing Revenue
      NR         Rating not applied for ( comparable in quality to those the
                 Fund is permitted to invest in )
      PCR        Pollution Control Revenue
      SFMR       Single Family Mortgage Revenue
      SWR        Solid Waste Revenue
      UPMC       University of Pennsylvania Medical Center
      XLCA       XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          MUNICIPAL BONDS-99.6%

          Long-Term Municipal Bonds-99.6%
          Alabama-0.7%
AAA       Jefferson Cnty Wtr & Swr Rev
          FGIC Ser 02B
          5.00%, 2/01/41 (a)                             $   625   $     690,318
AAA       Jefferson Cnty Wtr & Swr Rev
          FGIC Ser 02B Prerefunded
          5.00%, 2/01/41                                     375         410,089
                                                                   -------------
                                                                       1,100,407
                                                                   -------------
          Alaska-4.1%
AAA       Alaska HFC SFMR
          (Mtg Rev) MBIA Ser 97A
          6.00%, 6/01/27                                   6,500       6,706,830
                                                                   -------------
          California-11.9%
BBB       California GO
          5.125%, 2/01/28                                  1,500       1,492,890
AAA       California GO
          AMBAC Ser 02B
          5.00%, 4/01/27                                   3,000       3,003,570
AAA       California GO
          FSA Ser 03
          5.00%, 2/01/29                                   3,645       3,634,758
BBB       California GO
          Ser 02
          5.25%, 2/01/30                                   2,000       2,016,000
AAA       California GO
          Ser 03
          5.00%, 2/01/33                                   4,365       4,345,270
BBB       California GO
          Ser 04
          5.25%, 4/01/27                                   1,000       1,012,780
AAA       Golden St
          Tob Settlement Bonds XLCA Ser 03
          5.50%, 6/01/33                                   2,000       2,066,180
AAA       San Bernardino Cnty Redev
          (Ontario Proj #1) MBIA Ser 93 ETM
          5.80%, 8/01/23                                   2,000       2,024,360
                                                                   -------------
                                                                      19,595,808
                                                                   -------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          Colorado-8.5%
          AAA Denver City & Cnty Arpt Rev
          MBIA Ser 95A
          5.70%, 11/15/25                                  6,375       6,786,506
AAA       Northwest Parkway Toll Rev
          FSA Ser 01C
          5.80%, 6/15/25 (b)                              10,000       7,237,700
                                                                   -------------
                                                                      14,024,206
                                                                   -------------
          Connecticut-1.7%
AAA       Connecticut GO
          MBIA Ser 04-412
          8.641%, 12/01/11 (c)                             2,500       2,873,200
                                                                   -------------
          Florida-1.9%
AA        Volusia Cnty Hlth Fac
          (John Knox Village) Asset Gty Ser 96A
          6.00%, 6/01/17                                   3,000       3,185,430
                                                                   -------------
          Illinois-6.6%
AAA       Chicago Arpt Rev
          (O'Hare Int'l Arpt) XLCA Ser 03
          5.25%, 1/01/34                                   1,700       1,721,318
AAA       Chicago Stadium Rev
          (Soldier Field) AMBAC Ser 01
          5.50%, 6/15/30 (b)                              10,000       7,433,200
AAA       Met Pier & Expo Auth
          (McCormick Place) MBIA Ser 02A
          5.25%, 6/15/42                                   1,750       1,768,410
                                                                   -------------
                                                                      10,922,928
                                                                   -------------
          Massachusetts-5.8%
AAA       Massachusetts HFA MFHR
          (Rental Rev) AMBAC Ser 93A
          6.15%, 10/01/15                                     40          40,328
AA        Massachusetts Hlth & Ed Facs Hosp Rev
          (Berkshire Hlth Sys) Asset Gty Ser 01E
          5.70%, 10/01/25                                  7,500       7,920,375
AA        Massachusetts Hlth & Ed Facs Hosp Rev
          (Cape Cod Healthcare) Asset Gty Ser 01C
          5.25%, 11/15/31                                  1,600       1,601,024
                                                                   -------------
                                                                       9,561,727
                                                                   -------------
          Michigan-8.8%
AAA       Detroit Wtr Sply Sys
          FGIC Ser 01
          5.50%, 7/01/33                                   1,450       1,522,080
AAA       Kalamazoo Hosp Rev
          (Borgess Med Ctr) FGIC Ser 94A ETM
          9.44%, 6/01/11 (c)                               5,140       5,429,690

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
NR        Michigan Pub Pwr Agy Rev
          (Belle River) MBIA Ser 02-1102
          12.843%, 1/01/14 (c)                             1,455       1,978,407
AAA       Michigan Strategic Fund
          (Detroit Edison Co) MBIA Ser 95AA
          6.40%, 9/01/25                                   2,335       2,491,749
AAA       Michigan Trunk Line Fund
          FSA Ser 01A
          5.25%, 11/01/30                                  1,000       1,021,040
A         PontiacTax Increment
          ACA Ser 02
          5.625%, 6/01/22                                    700         718,291
AAA       Royal Oak Hosp Rev
          (William Beaumont) MBIA Ser 01M
          5.25%, 11/15/35                                  1,300       1,310,062
                                                                   -------------
                                                                      14,471,319
                                                                   -------------
          Minnesota-4.6%
AA        Waconia Hlth Fac
          (Ridgeview Med Ctr) Asset Gty Ser 99A
          6.125%, 1/01/29                                  7,095       7,681,615
                                                                   -------------
          Nevada-2.1%
AA        Carson City Hosp Rev
          (Carson-Tahoe Hosp) Radian Ser 03A
          5.125%, 9/01/29                                  2,100       2,023,875
AAA       Reno Special Tax Rev
          (Retrac Transp Proj) AMBAC Ser 02
          5.25%, 6/01/41                                   1,500       1,517,145
                                                                   -------------
                                                                       3,541,020
                                                                   -------------
          New Hampshire-1.4%
AAA       New Hampshire Hosp Rev
          (Mary Hitchcock Hosp) FSA Ser 02
          5.50%, 8/01/27                                   2,250       2,351,992
                                                                   -------------
          New Jersey-2.4%
          AAA New Jersey Ed Facs Auth Rev
          AMBAC Ser 02A
          5.125%, 9/01/22                                  2,500       2,601,300
Aaa       New Jersey Ed Facs Auth Rev
          AMBAC Ser 03
          9.33%, 9/01/21 (c)(d)                            1,210       1,361,976
                                                                   -------------
                                                                       3,963,276
                                                                   -------------
          New York-4.9%
AAA       Nassau Cnty Hlth Fac Rev
          (Nassau Hlth Sys) FSA Ser 99
          5.75%, 8/01/29                                   7,600       8,024,536
                                                                   -------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          Ohio-8.9%
AAA       Akron Higher Ed
          (Univ of Akron) FGIC Ser 99
          5.75%, 1/01/29                                   1,000       1,136,780
Aaa       Hamilton Cnty Sales Tax Rev
          AMBAC Ser 00B
          5.25%, 12/01/32 (d)                              7,600       7,738,472
AAA       Summit Cnty GO
          FGIC Ser 00 Prerefunded
          6.00%, 12/01/21                                  5,000       5,805,350
                                                                   -------------
                                                                      14,680,602
                                                                   -------------
          Pennsylvania-10.5%
AA-       Allegheny Cnty Hgr Ed Rev
          (Carnegie Mellon Univ) Ser 02
          5.50%, 3/01/28                                   7,665       7,987,237
AAA       Pennsylvania Turnpike Transp Rev
          AMBAC Ser 01
          5.25%, 7/15/41                                   9,000       9,095,760
AAA       Washington Cnty
          AMBAC Ser 99
          6.15%, 12/01/29                                    200         228,412
                                                                   -------------
                                                                      17,311,409
                                                                   -------------
          Puerto Rico-5.1%
AAA       Puerto Rico Elec Pwr Auth
          XLCA Ser 02-1
          5.25%, 7/01/22 (e)                               7,935       8,379,439
                                                                   -------------
          Rhode Island-5.9%
BBB       Rhode Island
          Tobacco Settlement Bonds Ser 02A
          6.25%, 6/01/42                                   1,535       1,263,919
AA        Rhode Island Eco Dev Auth
          (Providence Place Mall Proj) Asset Gty Ser 00
          6.125%, 7/01/20                                  7,500       8,398,425
                                                                   -------------
                                                                       9,662,344
                                                                   -------------
          Texas-2.2%
AA+       San Antonio GO
          Ser 02
          5.00%, 2/01/23                                   1,485       1,503,503
AA+       San Antonio GO
          Ser 02 Prerefunded
          5.00%, 2/01/23                                      15          16,482
AAA       Texas Turnpike Auth
          AMBAC Series 02A
          5.50%, 8/15/39                                   2,000       2,078,840
                                                                   -------------
                                                                       3,598,825
                                                                   -------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          West Virginia-1.6%
Aaa       Fairmont Higher Ed
          (Fairmont St Col) FGIC Ser 02A
          5.375%, 6/01/27 (d)                              2,500       2,594,625
                                                                   -------------
          Total Investments-99.6%
          (cost $157,086,716)                                        164,231,538
          Other assets less liabilities-0.4%                             664,062
                                                                   -------------
          Net Assets - 100%                                        $ 164,895,600
                                                                   -------------


          INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
 J.P. Morgan       $4,605,000   11/18/04         1.297%            BMA*             $  (1,762)
 J.P. Morgan        2,500,000   07/08/05         1.257%            BMA*                11,356
 J.P. Morgan        4,100,000   10/01/14         3.950%            BMA*               (43,771)
Merrill Lynch       9,500,000   02/03/06          BMA*           85.10% of             35,693
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
              Number of   Expiration      Original      July 31,     Unrealized
    Type      Contracts     Month          Value         2004       Depreciation
--------------------------------------------------------------------------------
 U.S. T-Note
10 Yr Future      38       September     $4,097,920   $4,207,313    $ (109,393)
                             2004
    Swap
10 Yr Future      31       September      3,295,571    3,335,406       (39,835)
                             2004                                   -----------
                                                                    $ (149,228)
                                                                    -----------

(a) Position with a market value of $309,263 has been segregated to collaterize margin requirements for open futures contracts.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d)   Moody's or Fitch Rating.
(e) Represents entire or partial position segregated as collateral for interest rate swap.

      Glossary of Terms:

      ACA       American Capital Access Financial Guaranty Corporation
      AMBAC     American Municipal Bond Assurance Corporation
      ETM       Escrow to Maturity
      FGIC      Financial Guaranty Insurance Company
      FSA       Financial Security Assurance Inc.
      GO        General Obligation
      HFC       Housing Finance Corporation
      MBIA      Municipal Bond Investors Assurance
      MFHR      Multi-Family Housing Revenue
      NR        Rating not applied for ( comparable in quality to those the Fund is permitted to invest in )
      SFMR      Single Family Mortgage Revenue
      XLCA      XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.5%

          Long-Term Municipal Bonds-95.9%
          Arizona-0.2%
NR        Goodyear IDA Wtr & Swr Rev
          (Litchfield Park Proj) Ser 01 AMT
          6.75%, 10/01/31                                $ 1,000   $   1,038,900
                                                                   -------------
          California-3.3%
BBB       California GO
          Ser 03
          5.25%, 11/01/25                                    650         664,268
BBB       California GO
          Ser 04
          5.00%, 2/01/33                                   7,300       7,094,797
          5.125%, 4/01/23                                  2,600       2,654,444
          5.20%, 4/01/26                                     350         353,150
          5.25%, 4/01/27                                   1,500       1,519,170
          5.25%, 4/01/34                                   2,000       2,016,440
NR        Murrieta CFD
          (The Oaks Impt Area) Ser 04A
          5.90%, 9/01/27                                   1,000         994,960
                                                                   -------------
                                                                      15,297,229
                                                                   -------------
          Florida-3.5%
NR        Crossings at Fleming Island CDD
          (Eagle Harbor) Ser 00
          7.10%, 5/01/30                                   5,500       5,790,290
NR        Fiddlers Creek CDD
          Ser 96
          7.50%, 5/01/18                                   3,810       4,016,235
NR        Fiddlers Creek CDD
          Ser 99B
          5.80%, 5/01/21                                   1,885       1,874,821
NR        Manatee Cnty CDD
          (Heritage Harbor South) Ser 02B
          5.40%, 11/01/08                                    930         942,564
NR        Marshall Creek CDD
          Ser 02A
          6.625%, 5/01/32                                    985       1,018,057
NR        Midtown Miami CDD
          Ser 04A
          6.00%, 5/01/24                                   2,500       2,501,725
                                                                   -------------
                                                                      16,143,692
                                                                   -------------

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          Illinois-0.6%
          NR Antioch Village Spl Svc Area
          (Clublands Proj) Ser 03
          6.625%, 3/01/33                                  1,000         976,160
NR        Yorkville Spl Serv Area
          (Raintree Vlg Proj) Ser 03
          6.875%, 3/01/33                                  2,000       2,037,440
                                                                   -------------
                                                                       3,013,600
                                                                   -------------
          Nevada-0.7%
NR        Clark Cnty Impt Dist
          Ser 03
          6.10%, 8/01/18                                   1,500       1,501,245
NR        Henderson Local Impt Dist
          Ser 03
          5.80%, 3/01/23                                     995       1,006,263
NR        North Las Vegas CDD
          Ser 03
          6.40%, 12/01/22                                  1,000       1,019,440
                                                                   -------------
                                                                       3,526,948
                                                                   -------------
          New York-82.5%
Baa1      Cattaraugus Cnty Hgr Ed
          (Jamestown) Ser 00A
          6.50%, 7/01/30 (a)                               1,000       1,076,400
AA        Cortland County Hosp Rev
          (Cortland Mem Hosp) Radian Ser 02
          5.25%, 7/01/32                                   2,700       2,711,313
BBB       Essex Cnty IDR
          (Int'l Paper) Ser 95A AMT
          5.80%, 12/01/19                                  4,750       4,851,603
Aaa       Glen Cove IDR
          (The Regency at Glen Cove) Ser 92B ETM
          Zero coupon, 10/15/19 (a)                       14,510       7,016,020
Aa3       Grand Central Dist Mgmt Assn Inc
          Ser 04-394
          8.612%, 1/01/12 (a)                              1,785       1,953,932
A-        Hempstead Hgr Ed
          (Adelphi Univ) Ser 02
          5.50%, 6/01/32                                   1,125       1,148,558
BBB-      Herkimer Cnty IDR Hgr Ed
          (Herkimer CC Stud Hsg) Ser 00
          6.50%, 11/01/30                                  2,000       2,148,140
Aaa       Horseheads CCRC
          (Appleridge Retrmt Cmmty) GNMA Ser 99
          5.75%, 9/01/41 (a)                               4,000       4,198,600
AAA       Long Island Power Auth Elec Rev
          FSA Ser 01A
          5.25%, 9/01/28                                  10,000      10,200,800
Aa1       Monroe Cnty MFHR
          (Southview Towers Proj) Sonyma Ser 00 AMT
          6.25%, 2/01/31 (a)                               1,130       1,209,642
A         New York City Cultural Resources
          (Museum American Folk Art) ACA Ser 00
          6.125%, 7/01/30                                  3,000       3,097,680

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       New York City Cultural Resources
          (Museum of Modern Art) AMBAC Ser 01D
          5.125%, 7/01/31                                 14,000      14,121,660
NR        New York City Ed Fac
          (Lycee Francais) ACA Ser 02C
          6.80%, 6/01/28                                   2,500       2,549,825
A         New York City Ed Fac
          (Magen David Yeshivah Proj) ACA Ser 02
          5.70%, 6/15/27                                   2,500       2,533,675
Aa3       New York City Ed Fac
          (Spence School)
          5.20%, 7/01/34 (a)                               3,155       3,199,769
A         New York City GO
          Ser 01B Prerefunded
          5.50%, 12/01/31                                  8,430       9,539,725
A         New York City GO
          Ser 01B Unrefunded
          5.50%, 12/01/31                                  3,570       3,689,131
A         New York City GO
          Ser 03
          5.75%, 3/01/15                                   2,350       2,599,241
          5.75%, 3/01/17                                   1,900       2,075,826
A         New York City GO
          Ser 96A Prerefunded
          6.25%, 8/01/17                                  15,500      17,016,210
A         New York City GO
          Ser 96J
          6.00%, 2/15/24                                  10,130      10,666,890
A         New York City GO
          Ser 96J Prerefunded
          6.00%, 2/15/24                                   1,070       1,152,476
AA        New York City HDC MFHR
          (Rental Hsg) Ser 01C-2 AMT
          5.40%, 11/01/33                                  3,030       3,032,576
AA        New York City HDC MFHR
          (Rental Hsg) Ser 02A AMT
          5.50%, 11/01/34                                  1,250       1,271,950
AAA       New York City Hlth & Hosp Rev
          AMBAC Ser 03A
          5.25%, 2/15/22 (b)                               5,000       5,234,300
AAA       New York City Hosp Rev
          (Health Sys) FSA Ser 02A
          5.125%, 2/15/23                                  1,500       1,536,195
BBB-      New York City IDA
          (Brooklyn Navy Yard) Ser 97 AMT
          5.75%, 10/01/36                                  3,000       2,684,910
BBB-      New York City IDA Spl Fac
          (Airis JFK Proj) Ser 01A
          5.50%, 7/01/28                                   9,000       8,675,100

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
BB+       New York City IDA Spl Fac
          (British Airways) Ser 98 AMT
          5.25%, 12/01/32                                  1,175         831,665
BBB+      New York City IDR Spl Fac
          (Terminal One) Ser 94 AMT
          6.125%, 1/01/24                                 18,690      19,462,831
AA+       New York City Mun Wtr Fin Auth
          Ser 03A
          5.00%, 6/15/27                                   1,000         997,240
Aa2       New York City Mun Wtr Fin Auth
          Ser 04-401
          15.972%, 12/15/11 (a)(c)                           260         316,953
AAA       New York City TFA
          MBIA Ser 04-478
          16.959%, 2/01/11 (c)                             2,500       3,280,500
AA+       New York City TFA
          Ser 00B Prerefunded
          6.00%, 11/15/29                                  6,000       6,964,260
AA+       New York City TFA
          Ser 02A
          5.50%, 11/01/26                                  5,000       5,543,400
A         New York GO
          Ser 04I
          5.00%, 8/01/21                                  11,400      11,552,076
AAA       New York GO
          XLCA Ser 04-1249
          8.439%, 8/01/18 (c)                              5,000       5,555,400
NR        New York State
          Tobacco Settlement Bonds Ser 03-1156
          9.256%, 6/01/14 (c)                              2,500       2,798,850
AAA       New York State Dorm Auth
          (FHA Insd Maimonides) MBIA Ser 04
          5.75%, 8/01/29                                   3,515       3,815,357
AA-       New York State Dorm Auth
          Ser 02
          5.00%, 7/01/32                                   4,000       4,428,720
AAA       New York State Dorm Auth Hlth Fac
          (Eger Rehab Ctr) FHA
          6.10%, 8/01/37                                   4,040       4,476,724
AAA       New York State Dorm Auth Hlth Fac
          (Nursing Home) FHA Ser 02
          5.20%, 2/01/32                                   3,965       4,025,863
Aa3       New York State Dorm Auth Hlth Fac
          (Sr Communities) Ser 00
          5.70%, 7/01/29 (a)                               4,000       4,109,360
AAA       New York State Dorm Auth Hosp Rev
          (Mem Sloan-Kettering Ctr) MBIA Ser 03A
          5.00%, 7/01/22                                   5,000       5,152,000
BB        New York State Dorm Auth Hosp Rev
          (Mount Sinai) Ser 00
          6.50%, 7/01/25                                  10,000      10,071,000

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
Aa3       New York State Dorm Auth MFHR
          (Joachim & Anne Residence) Ser 02
          5.25%, 7/01/27 (a)                               1,000         998,630
AAA       New York State Energy Res & Dev Auth
          (Brooklyn Union Gas) MBIA AMT
          9.972%, 7/08/26 (c)                              6,000       6,136,800
A-        New York State Energy Res & Dev Auth Elec Rev
          (Long Island Ltg Co) Ser 95A AMT
          5.30%, 8/01/25                                   7,500       7,553,475
AAA       New York State Energy Res & Dev Auth PCR
          (NYS Elec & Gas) MBIA Ser 87A AMT
          6.15%, 7/01/26                                  15,000      15,787,200
AAA       New York State Energy Res & Dev Auth PCR
          (NYS Elec & Gas) MBIA Ser 88A AMT
          5.95%, 12/01/27                                  6,700       6,847,132
BBB       New York State Env Solid Waste Disp Rev
          (Waste Mgmnt Proj) Ser 02A
          2.90%, 5/01/12                                   3,500       3,488,135
AAA       New York State Metro Trans Auth
          MBIA Ser 04-1257
          9.439%, 7/01/11 (c)                              5,000       6,314,600
A         New York State Metro Trans Auth
          Ser 02
          5.25%, 11/15/31                                  5,000       5,032,950
A         New York State Metro Trans Auth
          Ser 02A
          5.125%, 11/15/31                                 5,500       5,479,540
AA-       New York State Metro Trans Auth.
          Ser 02A
          5.25%, 11/15/30                                 10,000      10,072,600
Aaa       New York State Mtg Agy SFMR
          (Mtg Rev) Ser 24 AMT
          6.125%, 10/01/30 (a)                             1,110       1,135,263
Aaa       New York State Mtg Agy SFMR
          (Mtg Rev) Ser 31A AMT
          5.30%, 10/01/31 (a)                              9,000       9,049,410
Aa1       New York State Mtg Agy SFMR
          (Mtg Rev) Ser 82 AMT
          5.65%, 4/01/30 (a)                               5,650       5,747,067
Aaa       New York State Mtg Agy SFMR
          Ser 29 AMT
          5.45%, 4/01/31 (a)                               9,000       9,088,290
Aa1       New York State Mtg Agy SFMR
          Ser 84 AMT
          5.95%, 4/01/30 (a)                              19,780      20,585,244
AA        New York State UDC Spl Tax
          (Empire State) Ser 02A
          5.25%, 3/15/32                                   3,945       3,981,728
BBB       Niagara Cnty IDA Wtr & Swr
          (American Ref-Fuel Corp) Ser 01C AMT
          5.625%, 11/15/24                                 3,000       3,135,960

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Niagara Frontier Trans Arpt Rev
          (Buffalo Niagara) MBIA AMT
          5.625%, 4/01/29                                  2,500       2,586,000
A+        Onondaga Cnty IDR Swr Rev
          (Anheuser Busch) Ser 99 AMT
          6.25%, 12/01/34                                  2,500       2,681,700
A+        Onondaga Cnty PCR
          (Bristol-Myers Squibb) AMT
          5.75%, 3/01/24                                   4,000       4,262,920
Baa3      Onondaga County IDA Arpt Fac
          (Cargo ACQ Grp) Ser 02 AMT
          6.125%, 1/01/32 (a)                              1,000       1,012,700
AAA       Port Auth of NY & NJ
          (96th Street) FGIC Ser 94 AMT
          6.60%, 10/01/23                                    510         518,966
AAA       Port Auth of NY & NJ
          (JFK Int'l Proj) MBIA Ser 97-6 AMT
          5.75%, 12/01/22 (d)                              6,820       7,403,110
NR        Port Auth of NY & NJ
          Ser 03 AMT
          8.084%, 12/15/12 (c)                             4,500       4,973,850
AAA       Spencerport Uni Sch Dist
          MBIA Ser 02
          5.00%, 6/15/21                                   2,500       2,577,450
Baa3      Staten Island Hosp Rev
          (Staten Island Hosp) Ser 01B
          6.375%, 7/01/31 (a)                              1,985       1,839,936
NR        Suffolk County IDR
          (Nissequogue Cogen Fac) Ser 98 AMT
          5.50%, 1/01/23                                   5,750       5,353,135
AA-       Triborough Bridge & Tunnel Auth
          Ser 02A
          5.00%, 1/01/32                                   2,000       1,979,300
Ba1       Ulster Cnty
          Tobacco Settlement Bonds Ser 01
          6.00%, 6/01/40 (a)                               1,000         876,480
          6.00%, 6/01/40 (a)(e)                            1,630         952,735
          6.25%, 6/01/25 (a)(e)                            1,690       1,530,109
AAA       Yonkers IDA Hlth Fac
          (Malotz Pavilion Proj) MBIA Ser 99
          5.65%, 2/01/39                                     700         728,574
                                                                   -------------
                                                                     384,285,335
                                                                   -------------
          Ohio-0.5%
B-        Cleveland Arpt Rev
          (Continental Airlines) Ser 98 AMT
          5.375%, 9/15/27                                  3,365       2,224,299
                                                                   -------------
          Puerto Rico-2.8%
NR        Puerto Rico Commonwealth
          MBIA Ser 04-441
          18.758%, 1/01/09 (c)                               375         536,205

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Puerto Rico Elec Pwr Auth
          XLCA Ser 02-1
          5.25%, 7/01/22 (d)                              10,000      10,560,100
AAA       Puerto Rico HFC SFMR
          (Mtg Rev) Ser 01A
          5.20%, 12/01/33                                  1,900       1,920,083
                                                                   -------------
                                                                      13,016,388
                                                                   -------------
          Texas-1.0%
B         Harris Cnty Arpt Rev
          (Continental Airlines) Ser 98 AMT
          5.375%, 7/01/19                                  3,155       2,238,157
B-        Houston Arpt Rev
          (Continental Airlines) Ser 01E AMT
          7.00%, 7/01/29                                   3,050       2,432,467
                                                                   -------------
                                                                       4,670,624
                                                                   -------------
          Virginia-0.8%
NR        Bell Creek CDD
          Ser 03A
          6.75%, 3/01/22                                     941         953,496
NR        Broad Str Parking Fac
          Ser 03
          7.50%, 6/01/33                                   2,680       2,653,066
                                                                   -------------
                                                                       3,606,562
                                                                   -------------
          Total Long-Term Municipal Bonds
          (cost $427,759,822)                                        446,823,577
                                                                   -------------
          Short Term Municipal Note (f)-2.6%
          Texas-2.6%
A-1+      Gulf Coast Disp Auth Environmental Facs
          (Exxonmobil Project) Ser 01A AMT
          1.07%, 6/01/30                                  12,000      12,000,000
                                                                   -------------
          Total Short Term Municipal Note
          (cost $12,000,000)                                          12,000,000
                                                                   -------------
          Total Investments-98.5%
          (cost $439,759,822)                                        458,823,577
          Other assets less liabilities-1.5%                           6,760,796
                                                                   -------------
          Net Assets - 100%                                         $465,584,373
                                                                   -------------

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
 J.P. Morgan     $ 6,800,000     11/18/04        1.297%            BMA*             $  (2,602)
 J.P. Morgan       2,500,000     06/08/05         1.25%            BMA*                10,074
 J.P. Morgan       5,000,000     06/13/05        1.245%            BMA*                19,040
 J.P. Morgan       3,900,000     07/01/12        5.115%           LIBOR+             (116,897)
 J.P. Morgan       4,500,000     06/15/15        3.777%            BMA*                  (979)

Merrill Lynch     27,300,000     02/03/06         BMA*           85.10% of            102,568
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                       Value at
              Number of   Expiration      Original      July 31,     Unrealized
    Type      Contracts     Month          Value         2004       Appreciation
--------------------------------------------------------------------------------
 U.S. T-Note
10 Yr Future     100       September    $11,036,312   $11,071,875     $ 35,563
                             2004

(a)   Moody's or Fitch Rating.
(b) Position with a market value of $188,435 has been segregated to collaterize margin requirements for open futures contracts.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Represents entire or partial position segregated as collateral for interest rate swap.
(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA       American Capital Access Financial Guaranty Corporation
      AMBAC     American Municipal Bond Assurance Corporation
      AMT       Alternative Minimum Tax - ( subject to )
      CCRC      Congregate Care Retirement Center
      CDD       Community Development District
      CFD       Community Facilities District
      ETM       Escrow to Maturity
      FGIC      Financial Guaranty Insurance Company
      FHA       Federal Housing Administration
      FSA       Financial Security Assurance Inc.
      GNMA      Government National Mortgage Association
      GO        General Obligation
      HDC       Housing Development Corporation
      HFC       Housing Finance Corporation
      IDA       Industrial Development Authority
      IDR       Industrial Development Revenue
      MBIA      Municipal Bond Investors Assurance
      MFHR      Multi-Family Housing Revenue
      NR        Rating not applied for ( comparable in quality to those the Fund is permitted to invest in )
      PCR       Pollution Control Revenue
      SFMR      Single Family Mortgage Revenue
      TFA       Transitional Finance Authority
      UDC       Urban Development Corporation
      XLCA      XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          MUNICIPAL BONDS-99.4%

          Long-Term Municipal Bonds-97.7%
          California-96.7%
AAA       Alameda Corridor Trans Auth Rev
          MBIA Ser 99
          Zero coupon, 10/01/34                          $15,000   $   2,635,500
AAA       Alameda Transp Auth
          MBIA Ser 99A
          Zero coupon, 10/01/36                           39,940       6,214,265
          Zero coupon, 10/01/37                            9,000       1,321,560
BBB+      Assoc Bay Area Gov Hosp Rev
          (Sharp Medical) Ser 01A
          6.125%, 8/15/20                                 12,500      13,078,000
AAA       Assoc Bay Area Gov MFHR
          (Civic Cntr Dr Apt) FSA Ser 99-A AMT
          5.875%, 3/01/32                                 16,880      17,396,866
NR        Brentwood Fin Auth
          Ser 02
          6.125%, 9/02/32                                  5,000       5,043,300
NR        Calaveras Cnty CDD
          (Saddle Creek) Ser 01
          7.00%, 9/01/26                                   5,955       6,298,425
BBB       California Cnty Tob Sec Agy
          (Fresno Cnty) Ser 02
          6.00%, 6/01/35                                   6,000       4,929,360
          6.00%, 5/01/37 (a)                               3,500       2,851,590
          6.125%, 6/01/38                                  5,000       4,137,800
AAA       California Dept of Wtr Res
          FGIC Ser 02A
          5.125%, 5/01/18                                 10,000      10,602,700
AAA       California Dept of Wtr Res
          FSA Ser 03-244
          9.33%, 5/01/11 (b)                               2,655       3,228,639
BBB+      California Dept of Wtr Res
          Ser 02A
          5.375%, 5/01/21                                  3,000       3,130,440
AAA       California Dept Transp Rev
          FGIC Ser 04A
          5.00%, 2/01/13                                  10,000      10,871,500
A2        California Ed Facs Auth Rev
          (University Of Pacific) Ser 04
          5.00%, 11/01/20 (a)                              1,000       1,018,390
          5.25%, 11/01/34 (a)                              1,000       1,002,270

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
BBB       California GO
          5.00%, 2/01/32                                  13,200      12,834,888
          5.125%, 6/01/31                                  1,730       1,715,658
          5.25%, 2/01/30                                  14,000      14,112,000
AAA       California GO
          MBIA - IBC Ser 03
          5.25%, 2/01/16                                   2,050       2,211,520
AAA       California GO
          MBIA Ser 02
          5.00%, 2/01/32                                   3,500       3,484,425
BBB       California GO
          Ser 02
          5.25%, 4/01/30                                   1,175       1,184,494
          5.25%, 4/01/32                                   1,610       1,620,980
BBB       California GO
          Ser 03
          5.25%, 2/01/24                                   3,500       3,593,345
BBB       California GO
          Ser 04
          5.00%, 2/01/33                                   9,995       9,714,041
          5.125%, 2/01/28                                  3,500       3,483,410
          5.30%, 4/01/29                                   6,400       6,482,560
AAA       California HFA SFMR
          (Mtg Rev) FHA Ser 95A-2 AMT
          6.45%, 8/01/25                                   1,390       1,404,136
AA        California HFA SFMR
          (Mtg Rev) Ser 99A-2 AMT
          5.25%, 8/01/26                                   4,055       4,056,744
BBB-      California Hgr Ed
          (Col of Arts & Crafts) Ser 01
          5.875%, 6/01/30                                  2,200       2,232,472
AAA       California Hosp Rev
          (Cottage Hlth Sys) MBIA Ser 03B
          5.00%, 11/01/23                                  2,500       2,542,375
A         California Hosp Rev
          (Kaiser Hosp) Ser 01A
          5.55%, 8/01/31                                  20,000      20,339,600
AAA       California Hosp Rev
          (Lucile Salter Packard Hosp) AMBAC Ser 03C
          5.00%, 8/15/21                                   3,365       3,473,555
A         California Infra & Eco Dev Bank
          (American Ctr/Wine Food & Art) ACA Ser 99
          5.80%, 12/01/29                                  3,465       3,505,852
Aa2       California Infra & Eco Dev Bank
          Ser 04-407
          15.907%, 4/01/12 (a)(c)                          2,485       2,918,136
AAA       California Poll Ctl Fin Auth
          (Pacific Gas & Elec) MBIA Ser 96A AMT
          5.35%, 12/01/16                                 15,500      16,423,800
AAA       California Poll Ctl Fin Auth
          (So Calif Edison) MBIA Ser 99C AMT
          5.55%, 9/01/31                                   7,950       8,126,728

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
BBB       California Poll Ctl Fin Auth
          (So Calif Edison) Ser 92B AMT
          6.40%, 12/01/24                                  9,280       9,416,787
BBB       California Poll Ctl Fin Auth
          (So Calif) Ser 86A
          2.00%, 2/28/08                                   5,000       4,930,400
A         California Poll Ctl Fin Auth
          (Tracy Material Recovery) ACA Ser 99A AMT
          5.70%, 8/01/14                                   3,670       3,815,883
BBB       California Poll Ctl Fin Auth SWR
          (Waste Management) Ser 02A AMT
          3.125%, 1/01/22                                 15,000      14,970,600
BBB-      California Pub Wks Lease Rev
          (Coalinga) Ser 04A
          5.50%, 6/01/22                                   3,500       3,667,510
          5.50%, 6/01/23                                   3,290       3,429,200
AAA       California Pub Wks Lease Rev
          XLCA Ser 04-413
          8.621%, 12/01/11 (c)                            10,070      11,288,268
AAA       California Rural MFA SFMR
          (Mtg Rev) GNMA/FNMA Ser 00B AMT
          6.25%, 12/01/31                                    530         540,881
AAA       California Rural MFA SFMR
          (Mtg Rev) GNMA/FNMA Ser 00D AMT
          6.00%, 12/01/31                                  1,690       1,762,619
AAA       California Rural MFA SFMR
          (Mtg Rev) GNMA/FNMA Ser 99A AMT
          5.40%, 12/01/30                                    900         910,062
AAA       California Rural MFA SFMR
          (Mtg Rev) MBIA Ser 99A AMT
          5.40%, 12/01/30                                  2,210       2,240,520
AAA       California State University Rev
          FGIC Ser 03A
          5.00%, 11/01/22                                  5,000       5,145,900
NR        California Statewide Comm Dev Auth
          (San Diego Space & Science) Ser 96
          7.50%, 12/01/16                                  2,850       3,211,238
NR        California Statewide Comm Dev Auth Ed Fac
          (Drew College Prep) Ser 00
          7.25%, 10/01/30                                  8,000       8,433,840
NR        California Statewide Comm Dev Auth Ed Fac
          (Live Oak Sch) Ser 00
          6.25%, 10/01/12                                  1,000         997,370
          6.75%, 10/01/30                                  3,000       2,999,640
NR        California Statewide Comm Dev Auth Ed Fac
          (Saint Mark's School) Ser 01
          6.75%, 6/01/28                                   2,555       2,557,734
NR        California Statewide Comm Dev Auth Ed Fac
          (Sonoma Cntry Day Sch) Ser 99
          6.00%, 1/01/29                                  13,765      13,895,079
NR        California Statewide Comm Dev Auth Ed Fac
          (Wildwood Elem School) Ser 01
          7.00%, 11/01/29                                  8,000       8,208,480

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
NR        California Statewide Comm Dev Auth Ed Fac
          (Windward Sch) Ser 99
          6.90%, 9/01/23                                   2,000       2,058,280
Aaa       California Statewide MFHR
          (Highland Creek Apts) FNMA Ser 01K AMT
          5.40%, 4/01/34 (a)                               5,745       5,869,436
AAA       California Statewide MFHR
          (Santa Paula Vlg Apt) FNMA Ser 98D AMT
          5.43%, 5/01/28                                   2,090       2,117,421
AAA       California Veterans Hsg
          AMBAC Ser 02A
          5.35%, 12/01/27                                 22,320      22,764,838
NR        Carson Assmt Dist
          (Dominguez Tech Ctr) Ser 01-1
          6.35%, 9/02/23                                   3,825       3,941,165
          6.375%, 9/02/31                                  5,000       5,151,050
AAA       Castaic Lake Wtr Agy
          AMBAC Ser 04A
          5.00%, 8/01/16                                   1,275       1,367,221
          5.00%, 8/01/18                                   3,050       3,232,085
AAA       Castaic Lake Wtr Agy
          MBIA Ser 01A
          5.20%, 8/01/30                                   1,625       1,654,234
NR        Chino CFD
          (Spectrum South) Ser 99
          6.35%, 9/01/29                                   3,450       3,506,546
NR        Chino Hills CFD
          (Fairfield Ranch) Ser 00
          6.95%, 9/01/30                                   5,200       5,541,692
NR        Corona CFD
          (Eagle Glen) Ser 98
          5.875%, 9/01/23                                  3,260       3,307,140
NR        Corona CFD
          (Eagle Glen) Ser 98 ETM
          5.875%, 9/01/23                                  3,185       3,231,055
NR        Eastern Wtr CFD
          (Morningstar Ranch) Ser 02
          6.40%, 9/01/32                                   1,400       1,428,224
          6.40%, 9/01/32                                   2,415       2,463,686
BBB       El Centro Fin Auth Hosp Rev
          (El Centro Med Ctr) Ser 01
          5.375%, 3/01/26                                 18,000      18,053,460
NR        Elk Grove Assmt Dist
          (E. Franklin Cmnty) Ser 02
          5.80%, 8/01/25                                   1,000       1,008,350
          6.00%, 8/01/33                                   5,000       5,076,250
NR        Elk Grove Spl Tax
          (Poppy Ridge) Ser 03
          6.00%, 9/01/34                                   2,000       2,007,100
NR        Encinitas Rec Rev
          (Encinitas Ranch Golf Course) Ser 96A
          7.75%, 9/01/26                                  10,090      10,694,795

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
NR        Fontana
          (Heritage West End) Ser 99A
          6.50%, 9/01/28                                   8,920       9,311,231
AAA       Fontana Pub Fin Auth
          (No Fontana Redev Proj) AMBAC Ser 03A
          5.50%, 9/01/32 (d)                               1,000       1,041,610
AAA       Fresno Joint Pwrs Lease Rev
          XLCA Ser 04A
          5.25%, 10/01/21                                  1,265       1,319,054
          5.25%, 10/01/24                                  2,160       2,218,039
          5.375%, 10/01/17                                 1,315       1,410,127
Aaa       Gilroy Uni Sch Dist
          FGIC
          5.00%, 8/01/27 (a)                               1,500       1,503,225
AAA       Huntington Park Pub Fin Auth Rev
          FSA Ser 04A
          5.25%, 9/01/17                                   1,000       1,095,640
Aaa       Kaweah Delta Health Care Dist
          MBIA Ser 04
          5.25%, 8/01/25 (a)                               1,320       1,362,042
          5.25%, 8/01/26 (a)                               2,460       2,522,681
NR        Kern Cnty
          (Tejon Industrial Complex) Ser 00A
          7.20%, 9/01/30                                   5,815       6,006,604
          7.20%, 9/01/30                                   4,110       4,245,425
BBB       Kern Cnty
          Tobacco Settlement Bonds Ser 02A
          6.125%, 6/01/43                                  7,000       5,730,200
NR        La Verne Spl Tax
          Ser 98
          5.875%, 3/01/14                                  5,585       5,787,009
NR        Lammersville Sch Dist CFD
          (Mountain House) Ser 02
          6.375%, 9/01/32                                  4,250       4,401,215
BBB-      Los Angeles Cmnty Redev Agy
          Ser 04L
          5.00%, 3/01/17                                   2,565       2,557,792
          5.10%, 3/01/19                                   1,350       1,330,844
AAA       Los Angeles Cnty Arpt
          (Ontario Int'l Arpt) FGIC Ser 96A AMT
          6.00%, 5/15/22                                  12,780      13,530,569
AAA       Los Angeles Cnty Pub Works
          AMBAC Ser 97V- B
          5.125%, 12/01/29                                 3,400       3,433,660
AAA       Los Angeles Cnty Transp Auth
          FGIC Ser 00A
          5.25%, 7/01/30                                   2,750       2,796,035
BBB-      Los Angeles Comm Redev MFHR
          (Grand Ctrl Proj) Ser 93A AMT
          5.85%, 12/01/26                                  4,030       3,846,272
AAA       Los Angeles Dept of Wtr & Pwr Elec Rev
          MBIA Ser 01A
          5.00%, 7/01/24                                   1,500       1,515,525

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Los Angeles Harbor Rev
          MBIA Ser 96B AMT
          6.20%, 8/01/25                                  10,000      10,744,700
AA        Los Angeles Harbor Rev
          Ser 96B AMT
          5.375%, 11/01/23                                 8,250       8,391,487
AAA       Los Angeles MFHR
          (Park Plaza West) GNMA AMT
          5.50%, 1/20/43                                   5,000       5,145,950
NR        Los Angeles Uni Sch Dist
          MBIA Ser 03A-1116
          9.119%, 1/01/11 (c)                              4,850       5,788,281
AAA       Manteca Uni Sch Dist
          FSA Ser 04
          5.25%, 8/01/22                                   1,390       1,466,255
Aaa       Marin Wtr Dist Rev
          AMBAC Ser 04
          5.25%, 7/01/20 (a)                               3,040       3,203,126
Baa3      Merced Cnty
          Tobacco Settlement Bonds Ser 02A
          5.875%, 6/01/43 (a)                              2,500       1,968,650
NR        Murrieta CFD
          (Blackmore Ranch) Ser 03
          6.10%, 9/01/34                                   1,000       1,001,320
NR        Murrieta Vly CFD
          Ser 02
          6.00%, 9/01/33                                   1,000         987,750
NR        Murrieta Vly CFD Spl Tax
          (The Oaks Impt Area) Ser 04B
          6.00%, 9/01/34                                   1,550       1,543,490
NR        Murrieta Vly Uni Sch Dist CFD Spl Tax
          Ser 04B
          5.90%, 9/01/28                                   1,300       1,303,549
NR        Novato CFD
          (Hamilton Field) Ser 95
          7.375%, 9/01/25                                 10,345      10,737,179
NR        Ontario Assmt Dist
          (Calif Commerce Ctr So)
          7.70%, 9/02/10                                   4,835       4,996,247
AAA       Ontario COP
          (Wtr Sys Impt Proj) MBIA Ser 04
          5.25%, 7/01/21                                   1,700       1,806,539
NR        Orange Cnty CFD
          (Ladera Ranch) Ser 99A
          6.70%, 8/15/29                                   3,000       3,166,380
AAA       Orange Cnty Sr Lien
          (Foothill/Eastern Corr) Ser 95 ETM
          Zero coupon, 1/01/24                            10,255       3,701,542
          Zero coupon, 1/01/25                            15,000       5,106,750
          Zero coupon, 1/01/27                            10,000       2,984,100
          Zero coupon, 1/01/28                            10,000       2,795,300
          Zero coupon, 1/01/30                             7,935       1,969,626

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Orange Cnty Sr Lien
          (San Joaquin Hills Transp Corr) MBIA
          Zero coupon, 1/15/36                            62,415      10,433,291
AAA       Orange Cnty Sr Lien
          (San Joaquin Hills Transp Corr) Ser 93 ETM
          Zero coupon, 1/01/17                             6,000       3,363,180
          Zero coupon, 1/01/19                            20,000       9,984,600
          Zero coupon, 1/01/20                            20,000       9,358,600
          Zero coupon, 1/01/21                            20,000       8,767,000
          Zero coupon, 1/01/23                            25,000       9,595,750
AAA       Palm Springs Arpt Rev
          (Palm Springs Regional Arpt) MBIA Ser 92 AMT
          6.00%, 1/01/22                                   6,860       6,877,973
AAA       Palm Springs COP
          Ser 91B ETM
          Zero coupon, 4/15/21                            37,500      15,555,375
AAA       Pittsburg Redev Agy
          (Los Medanos Proj) Ser 03A
          5.00%, 8/01/21                                   6,410       6,616,146
AAA       Pomona Pub Fin Auth Swr Rev
          MBIA Ser AF
          5.00%, 12/01/37                                  1,205       1,191,420
AAA       Port of Oakland
          FGIC Ser 02L AMT
          5.375%, 11/01/27                                 2,500       2,550,650
NR        Rancho Cordova CFD
          (Sunridge Anatolia) Ser 03
          6.00%, 9/01/28                                   2,000       2,004,220
NR        Riverside CFD
          (MTN Cove) Ser 00
          6.50%, 9/01/25                                   3,390       3,519,939
AAA       Riverside Cmmty College Dist
          Ser 04A
          5.25%, 8/01/25                                   1,000       1,036,180
          5.25%, 8/01/26                                   1,000       1,029,780
AAA       Rocklin Uni Sch Dist
          MBIA Ser 04
          5.00%, 9/01/25                                   1,000       1,007,950
NR        Roseville CFD
          (No Central Roseville Highland Park) Ser 99-A
          5.80%, 9/01/17                                   6,685       6,841,362
AAA       Roseville COP
          AMBAC Ser 03A
          5.00%, 8/01/25                                   7,490       7,576,510
AA-       Roseville High Sch Dist
          Ser 01E
          5.25%, 8/01/26                                   2,435       2,479,512
NR        Sacramento CFD
          (N Natomas Drain) Ser 00B
          7.25%, 9/01/30                                   5,375       5,637,569

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
Aaa       Sacramento City Uni Sch Dist
          FSA Ser 04D
          5.25%, 7/01/21 (a)                               2,545       2,688,182
          5.25%, 7/01/22 (a)                               2,870       3,014,246
          5.25%, 7/01/23 (a)                               3,110       3,247,742
AAA       Sacramento Cnty Arpt Rev
          MBIA Ser 96A AMT
          5.90%, 7/01/24                                   5,050       5,399,258
AAA       Sacramento Cnty Hsg Auth MFHR
          (Cottage Estates) FNMA Ser 00B AMT
          6.00%, 2/01/33                                   5,300       5,587,154
Aaa       Sacramento Cnty Hsg Auth MFHR
          (Verandas Apts) FNMA Ser 00H AMT
          5.70%, 3/01/34 (a)                               2,875       2,957,426
NR        Sacramento Fin Auth
          (Sheraton Grand) Ser 99A
          6.25%, 1/01/30                                   8,000       8,012,720
AAA       Sacramento Muni Util Dist Elec Rev
          MBIA Ser 03S
          5.00%, 11/15/17                                  5,000       5,312,400
AAA       Sacramento Muni Util Dist Elec Rev
          MBIA Ser 04R-289-2
          16.328%, 8/15/17 (c)                             2,500       3,111,400
NR        San Bernardino Cnty CFD
          (Kaiser Commerce Cntr) Ser 02-1
          5.90%, 9/01/33                                   4,750       4,627,450
NR        San Bernardino Cnty CFD
          (Rancho Etiwanda) Ser 01
          6.40%, 9/01/31                                   8,000       8,216,480
NR        San Bernardino Cnty CFD
          (Rancho Etiwanda) Ser 01 ETM
          6.40%, 9/01/31                                   3,145       3,230,104
Aaa       San Bernardino SFMR
          (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
          6.35%, 7/01/34 (a)                               1,690       1,785,248
Aa2       San Diego Cnty COP
          Ser 04A
          5.50%, 9/01/44 (a)                               5,000       5,049,850
AAA       San Diego HFA MFHR
          (Rental Rev) GNMA/FNMA Ser 98C AMT
          5.25%, 1/20/40                                   6,105       6,168,126
AAA       San Diego Hsg Auth MFHR
          (Vista La Rosa Apt) GNMA Ser 00A AMT
          6.00%, 7/20/41                                  10,230      10,786,921
Baa2      San Diego Redev Agy
          (Horton Plaza) Ser 03A
          5.10%, 11/01/21 (a)                                145         140,781
AAA       San Francisco City & Cnty Int'l Arpt
          FGIC Ser 96-II AMT Prerefunded
          6.25%, 5/01/26                                   7,000       7,312,270
AAA       San Francisco City & Cnty Int'l Arpt
          FSA Ser 00A AMT
          6.125%, 1/01/27                                  1,500       1,614,285

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       San Francisco City & Cnty Int'l Arpt
          MBIA Ser 10A AMT
          5.70%, 5/01/26 (d)                               9,385       9,813,988
A         San Francisco Univ Ed Fac
          ACA Ser 99
          5.25%, 7/01/32                                  16,650      16,174,309
AAA       San Jose MFHR
          (Fallen Leaves Apts) AMBAC AMT
          5.15%, 6/01/36                                   1,400       1,415,008
AAA       San Jose Redev Agy Tax Alloc
          MBIA Ser 04A
          5.25%, 8/01/19                                   5,000       5,386,700
AAA       San Mateo Cnty Cmmty College Dist COP
          MBIA Ser 04
          5.25%, 10/01/20                                  2,870       3,061,400
NR        Santa Margarita Wtr Fac Dist
          (Talega) Ser 99
          6.25%, 9/01/29                                  11,550      11,836,671
AAA       Semitropic Impt Dist Wtr Storage
          XLCA Ser 04A
          5.50%, 12/01/23                                  1,640       1,757,342
AAA       So Calif HFA SFMR
          (Mtg Rev) GNMA/FNMA Ser 92A AMT
          6.75%, 9/01/22                                      95          95,022
AAA       So Tahoe Joint Pwr Fin Auth
          Ser 95A
          5.75%, 10/01/25                                  3,000       3,165,600
AAA       South Gate Pub Fin Auth
          (South Gate Redev Proj #1) XLCA Ser 02
          5.125%, 9/01/24                                  1,800       1,852,038
Baa3      Stanislaus Cnty
          Tobacco Settlement Bonds Ser 02A
          5.875%, 6/01/43 (a)                                500         393,730
NR        Tejon Ranch CFD
          Ser 03
          6.125%, 9/01/27                                  1,000       1,000,290
          6.20%, 9/01/33                                   2,375       2,368,516
AAA       Univ of Calif Regents Hgr Ed
          FGIC Ser 01M
          5.125%, 9/01/30 (e)                             12,270      12,389,019
NR        Upland CFD Spl Tax
          (San Antonio) Ser 04-1-A
          5.90%, 9/01/24                                   1,500       1,502,010
AAA       West Contra Costa Healthcare Dist COP
          AMBAC Ser 04
          5.375%, 7/01/21                                  2,500       2,630,325
          5.375%, 7/01/24                                  2,220       2,300,120
Baa2      West Kern Cnty Wtr Rev
          Ser 01
          5.625%, 6/01/31 (a)                              3,000       3,000,570
BBB+      Westminster Redev Agy MFHR
          (Rose Garden Apt) Ser 93A AMT
          6.75%, 8/01/24                                   4,300       4,397,610

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Yorba Linda Rec Rev
          (Black Gold Golf Proj) Ser 00
          7.50%, 10/01/30                                  5,680       6,779,307
                                                                   -------------
                                                                     876,899,008
                                                                   -------------
          Connecticut-0.6%
AAA       Connecticut GO
          MBIA Ser 04-412
          8.641%, 12/01/11 (c)                             5,000       5,746,400
                                                                   -------------
          Florida-0.2%
Baa3      Ft Lauderdale Arpt Fac
          (Cargo Acq Grp) Ser 03 AMT
          5.75%, 1/01/32 (a)                               1,500       1,405,845
                                                                   -------------
          Texas-0.2%
BBB       Richardson Texas Hosp Auth
          (Richardson Regional) Ser 04
          6.00%, 12/01/19                                  1,715       1,792,020
                                                                   -------------
          Total Long-Term Municipal Bonds
          (cost $846,004,366)                                        885,843,273
                                                                   -------------
          Short-Term Municipal Notes (f)-1.7%
          California-1.6%
A-1+      California Poll Ctl Fin Auth
          (Exxonmobil Project) Ser 00
          0.95%, 4/01/17                                   2,600       2,600,000
A-1+      California Poll Ctl Fin Auth
          (Exxonmobil Project) Ser 01 AMT
          1.00%, 12/01/29                                 11,900      11,900,000
                                                                   -------------
                                                                      14,500,000
                                                                   -------------
          Illinois-0.0%
AAA       Illinois Dev Fin Auth PCR
          (Illinois Pwr Proj) AMBAC Ser 01
          1.50%, 11/01/28                                    100         100,000
                                                                   -------------
          Texas-0.1%
A-1+      Lower Neches Vly Auth Texas
          (Exxonmobil Project) Ser 01B AMT
          1.05%, 11/01/29                                  1,000       1,000,000
                                                                   -------------
          Total Short-Term Municipal Notes
          (cost $15,600,000)                                          15,600,000
                                                                   -------------
          Total Investments-99.4%
          (cost $861,604,366)                                        901,443,273
          Other assets less liabilities-0.6%                           5,353,921
                                                                   -------------
          Net Assets - 100%                                        $ 906,797,194
                                                                   -------------

INTEREST RATE SWAP TRANSACTIONS

                                                          Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
Goldman Sachs    $ 5,000,000     03/01/06        2.250%            BMA*             $ (20,317)
 J.P. Morgan       7,655,000     11/18/04        1.297%            BMA*                (2,930)
 J.P. Morgan       7,300,000     06/08/05        1.250%            BMA*                68,431
 J.P. Morgan      15,065,000     07/08/05        1.257%            BMA*                64,396
 J.P. Morgan      22,800,000     10/01/14        3.950%            BMA*              (243,413)

Merrill Lynch     52,700,000     02/03/06         BMA*           85.10% of            197,998
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
                Number of   Expiration    Original      July 31,     Unrealized
    Type        Contracts     Month        Value         2004       Depreciation
--------------------------------------------------------------------------------
  U.S. T-Note
 10 Yr Future       211      September  $22,752,756   $23,361,656   $ (608,900)
                               2004
     Swap
 10 Yr Future       290      September   30,702,038    31,202,188     (500,150)
                               2004
Municipal 10 Yr
 Index Future        49      September    4,851,472     4,985,750     (134,278)
                               2004                                ------------
                                                                   $ (1,243,328)
                                                                   ------------

(a)   Moody's or Fitch Rating.
(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Position with a market value of $1,557,800 has been segregated to collaterize margin requirements for open futures contracts.
(e) Represents entire or partial position segregated as collateral for interest rate swap.
(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA       American Capital Access Financial Guaranty Corporation
      AMBAC     American Municipal Bond Assurance Corporation
      AMT       Alternative Minimum Tax - ( subject to )
      CDD       Community Development District
      CFD       Community Facilities District
      COP       Cerificate of Participation
      ETM       Escrow to Maturity
      FGIC      Financial Guaranty Insurance Company
      FNMA      Federal National Mortgage Association
      FSA       Financial Security Assurance Inc.
      GNMA      Government National Mortgage Association
      GO        General Obligation
      HFA       Housing Finance Authority
      MBIA      Municipal Bond Investors Assurance
      MFA       Mortgage Finance Authority
      MFHR      Multi-Family Housing Revenue
      NR        Rating not applied for ( comparable in quality to those the Fund is permitted to invest in )
      PCR       Pollution Control Revenue
      SFMR      Single Family Mortgage Revenue
      SWR       Solid Waste Revenue
      XLCA      XL Capital Assurance Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
          MUNICIPAL BONDS-98.4%

          Long-Term Municipal Bonds-98.4%
          California-98.4%
AAA       Alameda Transp Auth
          MBIA Ser 99A
          Zero coupon, 10/01/37                          $16,340     $ 2,399,366
Baa3      California Cnty Tob Sec Agy
          (Fresno Cnty) Ser 02
          6.00%, 5/01/37 (a)                               1,500       1,222,110
BBB+      California Dept of Wtr Res
          Ser 02A
          5.375%, 5/01/22                                  2,000       2,084,060
BBB       California GO
          5.25%, 2/01/30                                   2,000       2,016,000
AAA       California GO
          (Veterans Housing) FSA Ser 01
          5.60%, 12/01/32                                  4,415       4,471,247
AAA       California GO
          AMBAC Ser 03
          5.00%, 2/01/33                                   4,000       3,981,920
BBB       California GO
          Ser 04
          5.00%, 2/01/33                                   3,000       2,915,670
AAA       California HFA MFHR
          (Mtg Rev) AMBAC Ser 95A
          6.25%, 2/01/37                                   5,000       5,174,300
A         California Infra & Eco Dev Bank
          (American Ctr/Wine Food & Arts) ACA Ser 99
          5.75%, 12/01/24                                  1,250       1,273,050
AAA       California St Dept Wtr Rev
          FSA Ser 03
          9.33%, 5/01/11 (b)                               5,000       6,080,300
AAA       Capistrano Sch Dist
          FGIC Ser 00A
          6.00%, 8/01/24                                   1,550       1,688,756
AAA       Capistrano Sch Dist
          FSA Ser 01B
          Zero coupon, 8/01/20                             8,465       3,771,496
          Zero coupon, 8/01/25                            16,000       5,091,200
AAA       Castaic Lake Wtr Agy
          AMBAC Ser 99A
          Zero coupon, 8/01/28                            10,445       2,705,777

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Chino Redev Agy Spl Tax
          AMBAC Ser 01A
          5.125%, 9/01/30                                  3,000       3,038,040
AAA       Chino Redev Agy Spl Tax
          AMBAC Ser 01B ETM
          5.25%, 9/01/30                                   5,540       5,634,679
AAA       Coronado CDD
          FSA Ser 96
          6.00%, 9/01/26                                   8,700       9,454,725
AAA       Fontana Pub Fin Auth
          (No Fontana Proj) AMBAC Ser 03A
          5.50%, 9/01/32                                   4,200       4,374,762
AAA       Fontana Pub Fin Auth
          (No Fontana Proj) MBIA Ser 93A
          5.625%, 9/01/24                                  6,805       6,960,698
AAA       Franklin-McKinley Sch Dist
          FSA Ser 02B
          5.00%, 8/01/27                                     700         701,505
AA        Golden St
          Tobacco Settlement Bonds Radian Ser 03
          5.50%, 6/01/43                                   1,650       1,659,025
BBB       Golden St
          Tobacco Settlement Bonds Ser 03A-1
          6.75%, 6/01/39                                   1,000         900,800
AAA       La Mirada Tax Alloc
          FSA Ser 95B
          5.90%, 8/15/24                                   5,000       5,298,000
NR        Lancaster Redev Agy MFHR
          (High Valley Apts) FHA Ser 96A
          6.00%, 6/01/27                                   4,170       4,276,043
AAA       Long Beach
          (Aquarium of the Pacific Proj) AMBAC Ser 01
          5.25%, 11/01/30 (c)                              7,000       7,111,720
AAA       Los Angeles Dept of Wtr & Pwr
          FGIC Ser 01A
          5.125%, 7/01/41                                  3,000       3,007,650
AAA       Los Angeles Dept of Wtr & Pwr
          MBIA Ser 01A
          5.00%, 7/01/24                                   5,900       5,961,065
AAA       Mojave Wtr Agy Imp Dist
          (Morongo Basin Pipeline) FGIC Ser 96
          5.80%, 9/01/22                                  10,000      10,919,400
AAA       Orange Cnty COP
          (Loma Ridge Data Ctr Proj) AMBAC
          6.00%, 6/01/21                                   1,000       1,158,780
AAA       Orange Cnty Recovery Certificates
          MBIA Ser 96A
          6.00%, 7/01/26                                   3,000       3,253,380
AAA       Poway Redev Agy
          (Paguay Proj) AMBAC Ser 01 ETM
          5.375%, 12/15/31                                 7,330       7,555,984
AAA       Redding Elec Sys Rev
          MBIA Ser 92A
          11.184%, 7/01/22 (b)                             2,000       2,771,680

Standard &                                             Principal
Poor's                                                    Amount
Ratings                                                    (000)           Value
--------------------------------------------------------------------------------
AAA       Riverside Cnty Spl Tax
          (Jurupa Valley) AMBAC Ser 01
          5.125%, 10/01/35                                 5,000       5,037,800
AAA       Riverside Cnty Spl Tax
          (Jurupa Valley) AMBAC Ser 01 ETM
          5.25%, 10/01/35 (d)                              8,000       8,162,640
AAA       Ross Valley Sch Dist
          FSA Ser 01
          Zero coupon, 7/01/26                             3,530       1,050,387
AAA       So Tahoe Joint Powers Auth
          Fin Auth Ser 95A
          5.75%, 10/01/25                                  1,500       1,582,800
                                                                   -------------
          Total Investments-98.4%
          (cost $137,600,125)                                        144,746,815
          Other assets less liabilities-1.6%                           2,382,703
                                                                   -------------
          Net Assets - 100%                                        $ 147,129,518
                                                                   -------------

INTEREST RATE SWAP TRANSACTIONS

                                                         Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
 J.P. Morgan     $ 5,000,000     11/18/04        1.297%            BMA*             $ (1,914)
 J.P. Morgan       2,600,000     10/01/14         3.95%            BMA*              (27,758)
Merrill Lynch      9,000,000     02/03/06         BMA*          85.10% of             33,814
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
                Number of   Expiration    Original      July 31,     Unrealized
    Type        Contracts     Month        Value         2004       Depreciation
--------------------------------------------------------------------------------
 U.S. T-Note
10 Yr Future       25       September    $2,706,360    $2,767,969    $ (61,609)
                              2004
    Swap
10 Yr Future       19       September     2,019,866     2,044,281      (24,415)
                              2004                                   ---------
                                                                     $ (86,024)
                                                                     ---------

(a)   Moody's or Fitch Rating.
(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c) Position with a market value of $274,309 has been segregated to collaterize margin requirements for open futures contracts.
(d) Represents entire or partial position segregated as collateral for interest rate swap.

      Glossary of Terms:

      ACA      American Capital Access Financial Guaranty Corporation
      AMBAC    American Municipal Bond Assurance Corporation
      CDD      Community Development District
      COP      Cerificate of Participation
      ETM      Escrow to Maturity
      FGIC     Financial Guaranty Insurance Company
      FHA      Federal Housing Administration
      FSA      Financial Security Assurance Inc.
      GO       General Obligation
      HFA      Housing Finance Authority
      MBIA     Municipal Bond Investors Assurance
      MFHR     Multi-Family Housing Revenue
      NR       Rating not applied for (comparable in quality to those the Fund is permitted to invest in)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

      ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): AllianceBernstein Municipal Income Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004